Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
End of Lease (“EOL”) and Maintenance Reserved (“MR”) contract maintenance rights expense		$ 6,170	$ 28,078
MR contract maintenance rights write-off due to maintenance liability release		7,340	1,841
EOL contract maintenance rights write-off due to cash receipt		16,701	35,346
Maintenance rights write-off	[1]	30,211	65,265
Non-Cash Investing And Financing Activities
Flight equipment reclassified to net investment in finance and sales-type leases		19,900	38,700
Flight equipment reclassified to held for sale, net		84,700	83,500
Accrued maintenance liability settled with buyers upon sale or disposal of assets		$ 13,587	86,592
Non-Cash Investing And Financing Activities | Norwegian Air Shuttle ASA
Other assets and Accounts payable, accrued expenses and other liabilities increase due to NAS recapitalization			$ 185,700

[1]	Maintenance rights write-off consisted of the following:

End of Lease (“EOL”) and Maintenance Reserved (“MR”) contract maintenance rights expense	$6,170	$28,078
MR contract maintenance rights write-off due to maintenance liability release	7,340	1,841
EOL contract maintenance rights write-off due to cash receipt	16,701	35,346
Maintenance rights write-off	$30,211	$65,265